Collateralized Transactions - Contractual Maturity (Details) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending arrangements	$ 1,525,140	$ 1,838,688
Repurchase agreements	18,756,917	17,193,486
Obligation to Return Securities Received as Collateral	9,500	0
Total	20,291,557	19,032,174
Overnight and Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending arrangements	694,821	807,347
Repurchase agreements	6,614,026	7,849,052
Obligation to Return Securities Received as Collateral	0
Total	7,308,847	8,656,399
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending arrangements	0	0
Repurchase agreements	1,556,260	1,915,325
Obligation to Return Securities Received as Collateral	0
Total	1,556,260	1,915,325
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending arrangements	672,969	560,417
Repurchase agreements	8,988,528	6,042,951
Obligation to Return Securities Received as Collateral	9,500
Total	9,670,997	6,603,368
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending arrangements	157,350	470,924
Repurchase agreements	1,598,103	1,386,158
Obligation to Return Securities Received as Collateral	0
Total	$ 1,755,453	$ 1,857,082